                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06350

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON    DEMAND
THOUSANDS                                                                           RATE+     DATE*         VALUE
---------                                                                          ------   --------   --------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
               (74.0%)
            ABAG Finance Authority for Nonprofit Corporations,
  $ 7,900      Episcopal Homes Foundation Ser 2000 COPs                             3.18%   04/07/06   $    7,900,000
    5,000      Jewish Home of San Francisco Ser 2005                                3.14    04/03/06        5,000,000
    7,000   Anaheim, Ser 1993 COPs (Ambac)                                          3.12    04/07/06        7,000,000
   13,960   Anaheim Public Financing Authority, Distribution System ROCs II-R
               Ser 6021 (MBIA)                                                      3.20    04/07/06       13,960,000
    8,700   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser A
               (Ambac)                                                              3.05    04/07/06        8,700,000
   20,000   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)                      3.20    04/07/06       20,000,000
    2,660   Cabrillo Community College District, 2004 Ser A ROCs II-R Ser 300
               (MBIA)                                                               3.20    04/07/06        2,660,000
            California,
    4,000      Economic Recovery Ser 2004 A Floater-TRs Ser L27                     3.18    04/07/06        4,000,000
   10,000      Economic Recovery Ser 2004 C-10                                      3.17    04/07/06       10,000,000
   12,000      Economic Recovery Ser 2004 C-11                                      3.15    04/07/06       12,000,000
    8,800      Economic Recovery Ser 2004 C-13 (XLCA)                               3.17    04/07/06        8,800,000
   16,400      Economic Recovery Ser 2004 C-14 (XLCA)                               3.13    04/07/06       16,400,000
   15,700      Economic Recovery Ser 2004 C-18 (XLCA)                               3.12    04/07/06       15,700,000
   13,975      Economic Recovery Ser 2004 C-20 (XLCA)                               3.17    04/07/06       13,975,000
    5,900      Economic Recovery Ser 2004 C-21 (XLCA)                               3.14    04/07/06        5,900,000
            California,
   15,790      Ser 2003 C-1                                                         3.10    04/07/06       15,790,000
    7,300      Ser 2004 A-9                                                         3.14    04/07/06        7,300,000
    8,200      Ser 2005B Subser B-2                                                 3.14    04/07/06        8,200,000
   11,970   California Alternative Energy Source Finance Authority, General
               Electric Capital Corp-Arroyo Energy 1993 Ser B (AMT)                 3.18    04/07/06       11,970,000
            California Department of Water Resources,
    2,300      Power Supply Ser 2002 B Subser B-1                                   3.15    04/03/06        2,300,000
    2,200      Power Supply Ser 2002 B Subser B-2                                   3.07    04/03/06        2,200,000
    1,300      Power Supply Ser 2002 B Subser B-6                                   3.10    04/03/06        1,300,000
    3,950      Power Supply Ser 2002 C Subser C-3 (Ambac)                           3.17    04/07/06        3,950,000
   17,090      Power Supply Ser 2002 C Subser C-5                                   3.18    04/07/06       17,090,000
   17,215      Power Supply Ser 2002 C Subser C-9                                   3.10    04/07/06       17,215,000
   22,175      Power Supply Ser 2002 C Subser C-10                                  3.01    04/07/06       22,175,000
   10,000      Power Supply Ser 2002 C Subser C-16                                  3.14    04/07/06       10,000,000
    6,000      Power Supply Ser 2002 C Subser C-18                                  3.13    04/07/06        6,000,000
            California Educational Facilities Authority,
    5,000      California Institute of Technology Ser 1994                          3.12    04/07/06        5,000,000
    5,465      California Lutheran University Ser 2004 A                            3.15    04/07/06        5,465,000
   20,000      Stanford University Ser S-4                                          3.02    04/07/06       20,000,000
    7,000      University of San Francisco Ser 2003                                 3.15    04/07/06        7,000,000
            California Health Facilities Financing Authority,
    8,905      Adventist Health System/West 1998 Ser A (MBIA), Ser B (MBIA) &
                  Ser C (MBIA)                                                      3.14    04/03/06        8,905,000
   18,100      Northern California Presbyterian Homes & Services Ser 2004           3.13    04/07/06       18,100,000
      900      Sisters of Charity of Leavenworth Health System Ser 2003             3.17    04/07/06          900,000
    2,000   California Housing Finance Agency, Home Mortgage 2002 Ser P (MBIA)
               (AMT)                                                                3.23    04/07/06        2,000,000
            California Infrastructure & Economic Development Bank,
    3,480      Bay Area Toll Bridges Ser 2005 SGB-56 (Ambac)                        3.20    04/07/06        3,480,000
    5,500      Asian Art Museum Foundation Ser 2005                                 3.14    04/03/06        5,500,000
            California Statewide Communities Development Authority,
    6,000      Chabad of California Ser 2004                                        3.17    04/07/06        6,000,000
    9,250      Irvine Apartment Communities Ser W-2 (AMT)                           3.22    04/07/06        9,250,000
   26,200      Kaiser Permanente Ser 2003 D                                         3.17    04/07/06       26,200,000
    2,300      Kaiser Permanente Ser 2004 J                                         3.17    04/07/06        2,300,000
    7,800      Kaiser Permanente Ser 2004 L                                         3.17    04/07/06        7,800,000
    6,500      Mariners Pointe Apartments 2006 Ser A                                3.14    04/07/06        6,500,000
   10,240      Multifamily Housing Martin Luther Tower 2005 Ser D (AMT)             3.20    04/07/06       10,240,000
    2,450      North Peninsula Jewish Campus Ser 2004                               3.14    04/03/06        2,450,000
   12,000      University of San Diego Ser 2005                                     3.13    04/07/06       12,000,000
    2,700      University Retirement Community at Davis Inc Ser 2003 (Radian)       3.16    04/03/06        2,700,000
   16,755   California Transit Finance Authority, Ser 1997 (FSA)                    3.07    04/07/06       16,755,000
    6,785   Cerritos Community College District, Ser 2005 P-FLOATs PT-2934
               (Ambac)                                                              3.21    04/07/06        6,785,000
   10,000   Corona-Norco Unified School District, Ser 2005 COPs                     3.13    04/07/06       10,000,000
   15,000   East Bay Municipal Utility District, Wastewater Sub Ser 2005            3.13    04/07/06       15,000,000
    2,610   Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs
               (FGIC)                                                               3.13    04/07/06        2,610,000
   21,700   Fremont, Creekside Village Multifamily Ser 1985 D                       3.12    04/07/06       21,700,000
            Fresno,
    7,345      Multifamily Heron Pointe Apartments 2001 Ser A                       3.13    04/07/06        7,345,000
   20,800      Sewer System Sub Lien Ser 2000 A (FGIC)                              3.13    04/07/06       20,800,000
    2,240   Hacienda-La Puenta Unified School District, 2000 Ser B P-FLOATs
               PT-1988 (FSA)                                                        3.21    04/07/06        2,240,000
    1,400   Irvine Assessment District, No 04-20 Improvement Bond Act 1915 Ser
               2005 A                                                               3.10    04/03/06        1,400,000
    9,745   Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)                         3.20    04/07/06        9,745,000
    3,900   Long Beach Community College District, 2002 Election Ser 2005 B ROCs
            II-R Ser 478 (FGIC)                                                     3.20    04/07/06        3,900,000
            Los Angeles,
   11,200      Wastewater System Ser 2001 A (FGIC)                                  3.13    04/07/06       11,200,000
   21,800      Wastewater System Ser 2001 B (FGIC)                                  3.17    04/07/06       21,800,000
    7,000      Wastewater System Ser 2005 A TOCs Ser 2005 TT (MBIA)                 3.20    04/07/06        7,000,000
   22,700   Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002    3.13    04/07/06       22,700,000
            Los Angeles County Metropolitan Transportation Authority,

    6,000      Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)               3.20    04/07/06        6,000,000
    6,780      Sales Tax Ser 1993 A (MBIA)                                          3.13    04/07/06        6,780,000
            Los Angeles Department of Water & Power,
   10,000      Power System 2001 Ser B Subser B-1                                   3.17    04/07/06       10,000,000
    8,000      Power System 2002 Ser A Subser A-8                                   3.14    04/07/06        8,000,000
    8,300      Water System 2001 Ser B Subser B-1                                   3.17    04/07/06        8,300,000
   16,640   Los Angeles Housing Authority, Multifamily 2004 Ser A                   3.13    04/07/06       16,640,000
   10,950   Los Angeles Unified School District, P-FLOATs PT - 1855 (FSA)           3.21    04/07/06       10,950,000
    3,305   Madera Irrigation Financing Authority, Water Ser 2005 A (XLCA)          3.14    04/03/06        3,305,000
    3,800   Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005
               (XLCA)                                                               3.14    04/03/06        3,800,000
            Metropolitan Water District of Southern California,
    8,200      Water 1999 Ser B                                                     3.10    04/07/06        8,200,000
    8,000      Water 1999 Ser C                                                     3.15    04/07/06        8,000,000
    6,000      Water 2000 Ser B-2                                                   3.10    04/07/06        6,000,000
    7,600      Waterworks 1996 Ser A (Ambac)                                        3.13    04/07/06        7,600,000
   14,400      Waterworks 2002 Ser A                                                3.14    04/07/06       14,400,000
   13,595      Waterworks 2003 Ser C-1                                              3.10    04/07/06       13,595,000
   19,455      Waterworks 2005 Ser B-2                                              3.15    04/07/06       19,455,000
   14,500   Monterey Peninsula Water Management District, Wastewater Ser 1992
               COPs                                                                 3.16    04/07/06       14,500,000
    5,710   Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738
               (FSA)                                                                3.21    04/07/06        5,710,000
   13,300   Mountain View, Villa Mariposa Multifamily 1985 Ser A                    3.17    04/07/06       13,300,000
            Newport Beach,
    1,900      Hoag Memorial Hospital Presbyterian 1992 Ser                         3.11    04/03/06        1,900,000
    4,930      Hoag Memorial Hospital Presbyterian 1996 Ser A, B & C                3.10    04/03/06        4,930,000
   12,410   Northern California Power Agency, Hydroelectric No 1 Ser 2002 B
               (MBIA)                                                               3.13    04/07/06       12,410,000
    9,130   Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I     3.14    04/07/06        9,130,000
    1,100   Orange County Sanitation District, Ser 1993 COPs (Ambac)                3.10    04/03/06        1,100,000
    7,000   Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)            3.16    04/07/06        7,000,000
    3,700   Pittsburg Redevelopment Agency, Los Medanos Community Development
               Sub 2004 Ser A (Ambac)                                               3.14    04/03/06        3,700,000
            Pleasanton,
    6,000      Assisted Living Facility Ser 2005                                    3.17    04/07/06        6,000,000
   10,850      Greenbriar Bernal Apartments Ser 2001 A (AMT)                        3.20    04/07/06       10,850,000
    4,500   Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A         3.14    04/07/06        4,500,000
    9,600   Poway Unified School District, Ser 2004 COPs (FSA)                      3.13    04/07/06        9,600,000
    8,800   Rancho Water District Financing Authority, Ser 2001 B (FGIC)            3.10    04/07/06        8,800,000
    6,750   Redlands, Orange Village Apartments 1988 Ser A (AMT)                    3.22    04/07/06        6,750,000
    9,615   Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)           3.21    04/07/06        9,615,000
            Roaring Fork Municipal Products,
    7,845      California Economic Recovery Class A Certificates Ser 2004-4
                  (FGIC)                                                            3.16    04/07/06        7,845,000
    8,485      San Diego Community College District Class A Certificates Ser
                  2005-22 (FSA)                                                     3.16    04/07/06        8,485,000
    5,100   Sacramento City Financing Authority, Tax Allocation Merged Downtown
               & Oak Park Ser 2005 A TOCs Ser 2006 Z-3 (FGIC)                       3.23    04/07/06        5,100,000
            Sacramento County Housing Authority,
   13,400      Seasons at Winter 2004 Ser C-1 (AMT)                                 3.16    04/07/06       13,400,000
    3,500      Seasons at Winter 2004 Ser C-2                                       3.13    04/07/06        3,500,000
    7,800   San Bernadino County, Medical Center Financing Ser 1998 COPs (MBIA)     3.06    04/07/06        7,800,000
    8,000   San Bernardino County Housing Authority, Multifamily Raintree
               Apartments Ser 2005 A                                                3.14    04/07/06        8,000,000
    7,850   San Diego County, COPs Ser 2005 ROCs II-R Ser 2175 (Ambac)              3.43    04/07/06        7,850,000
    6,665   San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409 (MBIA)     3.21    04/07/06        6,665,000
    1,735   San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067
               (MBIA)                                                               3.20    04/07/06        1,735,000
    3,000   San Francisco City & County Finance Corporation, Moscone Center Ser
               2000-1 (Ambac)                                                       3.12    04/07/06        3,000,000
   15,000   San Francisco City & County Airport Commission, 2006 Second Ser 33-1
               (XLCA)                                                               3.12    04/07/06       15,000,000
    3,400   San Francisco City & County, Folsom-Dore Apartments Ser 2002 A (AMT)
            San Francisco City & County Redevelopment Agency,                       3.24    04/07/06        3,400,000
   21,000      Bayside Village Multifamily Ser 1985 A                               3.15    04/07/06       21,000,000
    6,000      Multifamily Housing Mercy Terrace Ser 2005 A                         3.14    04/07/06        6,000,000
    2,000   San Jose, Multifamily Almaden Lake Village Apartments Ser 2000 A
               (AMT)                                                                3.21    04/07/06        2,000,000
    4,900   San Jose Finance Authority, Civic Center Ser 2002 C (Ambac)             5.00    06/01/06        4,976,879
            San Jose Redevelopment Agency,
    5,050      Merged Area 1996 Ser A                                               3.12    04/07/06        5,050,000
    4,520      Merged Area 1996 Ser B                                               3.14    04/07/06        4,520,000
   11,830   San Jose - Santa Clara Clean Water Financing Authority, Sewer Ser
               2005 B (FSA)                                                         3.12    04/07/06       11,830,000
            Santa Clara,
    4,000      Electric Ser 1985 C (Ambac)                                          3.13    04/07/06        4,000,000
   12,400      Multifamily Briarwood Apartments Ser 1996 B                          3.14    04/07/06       12,400,000
    1,700   Santa Clara County-El Camino Hospital District Hospital Facilities
               Authority, Valley Medical Center 1985 Ser A                          3.17    04/07/06        1,700,000
   16,000   Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B
               (Ambac)                                                              3.13    04/07/06       16,000,000
    2,580   Southern California Logistics Airport Authority, Ser 2005 P-FLOATs
               PA-1323 (Radian)                                                     3.21    04/07/06        2,580,000
    4,950   Southern California Public Power Authority, Transmission 1991 Refg
               Ser (Ambac)                                                          3.12    04/07/06        4,950,000
    4,205   Turlock Irrigation District, Ser 1988 A                                 3.17    04/07/06        4,205,000
    9,400   Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II
               Ser 1985 C                                                           3.19    04/07/06        9,400,000
                                                                                                       --------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
               OBLIGATIONS (COST $1,103,466,879)                                                        1,103,466,879
                                                                                                       --------------

                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                   COUPON   MATURITY    ON DATE OF
                                                                                    RATE      DATE       PURCHASE
                                                                                   ------   --------    ----------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (4.3%)
    4,773   California Department of Water Resources, Ser 1                         3.20%   04/11/06       3.20%          4,773,000
    8,000   Los Angeles Department of Water & Power, Power System                   3.20    04/05/06       3.20           8,000,000
    6,700   Los Angeles Municipal Improvement Corporation, Lease Ser A-1            3.20    04/06/06       3.20           6,700,000
            San Diego County Regional Transportation Commission,
    7,000      Sub Sales Tax Ser B                                                  3.36    05/17/06       3.36           7,000,000
    4,000      Sub Sales Tax Ser C                                                  3.30    05/24/06       3.30           4,000,000
            San Diego County Water Authority,
    3,500      Ser 1                                                                3.12    05/18/06       3.12           3,500,000
   11,500      Ser 1                                                                3.20    04/06/06       3.20          11,500,000
   18,000   San Gabriel Valley Council of Governments, Alameda Corridor East
               GANs                                                                 3.15    04/05/06       3.15          18,000,000
                                                                                                                     --------------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $63,473,000)                                              63,473,000
                                                                                                                     --------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (6.4%)
    4,460   Bassett Unified School District, Ser 2005 BANs, dtd 09/01/05            4.20    09/01/06       2.85           4,484,528
   22,250   California School Cash Reserve Program Authority, 2005 Pool Ser A,
               dtd 07/06/05                                                         4.00    07/06/06       2.60          22,313,715
    8,500   Contra Costa County, Ser 2005 TRANs, dtd 12/08/05                       4.50    12/07/06       3.30           8,567,603
    8,225   East Side Union High School District, Ser 2005 TRANs, dtd 10/25/05      4.25    10/25/06       2.95           8,283,867
    7,000   Kern County, Ser 2005 TRANs, dtd 07/05/05                               4.00    06/30/06       3.03           7,015,803
   25,000   Los Angeles Unified School District, Ser 2005 A TRANs, dtd 10/19/05     4.50    10/18/06       2.91          25,211,539
    3,700   Placentia, Ser 2005 TRANs, dtd 07/01/05                                 3.75    06/30/06       2.80           3,708,426
    1,750   Selma, Ser 2005 TRANs, dtd 07/01/05                                     4.00    06/30/06       2.80           1,755,037
   10,000   South Coast Local Education Agencies, Pooled TRANs Ser 2005 A, dtd
               07/01/05                                                             4.00    06/30/06       3.21          10,017,871
    4,500   University of California Regents Ser 1998 F, dtd 06/15/98               5.00    09/01/06++     3.04           4,580,580
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (Cost
               $95,938,969)                                                                                              95,938,969
                                                                                                                     --------------
            TOTAL INVESTMENTS (Cost $1,262,878,848) (a)                                                    84.7%      1,262,878,848
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                          15.3         227,315,399
                                                                                                          -----      --------------
            NET ASSETS                                                                                    100.0%     $1,490,194,247
                                                                                                          =====      ==============

----------
AMT       Alternative Minimum Tax.

BANs      Bond Anticipation Notes.

COPs      Certificates of Participation.

GANs      Grant Anticipation Notes.

P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.

PUTTERs   Puttable Tax-Exempt Receipts.

ROCs      Reset Option Certificates.

TOCs      Tender Option Certificates.

TRANs     Tax and Revenue Anticipation Notes.

+         Rate shown is the rate in effect at March 31, 2006.

++        Prerefunded to call date shown.

*         Date on which the principal amount can be recovered through demand.

(a)       Cost is the same for federal income tax purposes.

Bond Insurance:
---------------

    Ambac        Ambac Assurance Corporation.
     FGIC        Financial Guaranty Insurance Company.
     FSA         Financial Security Assurance Inc.
     MBIA        Municipal Bond Investors Assurance Corporation.
    Radian       Radian Asset Assurance Inc.
     XLCA        XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006


                                        3